BIOLOGICAL ASSETS	6 Months Ended
Jun. 30, 2019
BIOLOGICAL ASSETS
BIOLOGICAL ASSETS

6.            BIOLOGICAL ASSETS

The Company’s biological assets consist of cannabis seeds and cannabis plants. Changes in the Company’s biological assets are as follows:

	June 30	December 31
	2019	2018
	$	$
Carrying amount, beginning of year	1,088,528	114,559
Effect of unrealized changes in fair value of biological assets	977,352	2,818,442
Biological assets purchased	—	3,841
Biological assets sold	—	(133,680)
Transferred to inventory upon harvest	(1,085,123)	(1,714,634)
Carrying amount, end of period	980,757	1,088,528

As at June 30, 2019, included in the carrying amount of biological assets is $28,745 (December 31, 2018 - $28,570) in seeds and $952,012 (December 31, 2018 - $1,059,958) in live plants.

The following inputs and assumptions are categorized within Level 3 on the fair value hierarchy, and are subject to volatility and several uncontrollable factors, which could significantly effect the fair value of the biological assets in future periods:

•	plant waste – wastage of plants based on various stages of growth;
•	yield per plant – represents the weighted average grams of dry cannabis expected to be harvested from a cannabis plant, based on historical yields;
•	selling price, less costs to sell – based on estimated selling price per gram of dry cannabis based on historical sales and expected sales;
•

percentage of costs incurred to date compared to the total costs to be incurred (to estimate the fair value of an in-process plant) – represents estimated costs to bring a gram of cannabis from propagation to harvest; and

•	stage of plant growth – represents the weighted average age in of the plant out of the average growing cycle as at period end date.

As at June 30, 2019, on average, the biological assets were 40% complete as to the next expected harvest date, compared to a 39% average stage of completion as at December 31, 2018. The average number of days from the point of propagation to harvest is 106 days.

Biological assets are classified as Level 3 on the fair value hierarchy. Significant unobservable inputs used to fair value biological assets include the Company’s estimate of the yield of cannabis per plant as well as the average selling price per gram less cost to sell. A 5% increase or decrease in the estimated yield of cannabis per plant would result in an increase or decrease in the fair value of biological assets of $18,200 at June 30, 2019 (December 31, 2018 - $52,620). A 5% increase or decrease in the average selling price per gram less cost to sell would result in an increase or decrease in the fair value of the biological assets of $25,987 at June 30, 2019 (December 31, 2018 - $59,579).